Investment Objectives and Goals - T-Strive Digital Credit Preferred Income ETF	Sep. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	T-Strive Digital Credit Preferred Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of T-Strive Digital Credit Preferred Income ETF’s (the “Fund”) is to seek current income.